JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.5%
Aerospace & Defense — 1.1%
Aerojet Rocketdyne Holdings, Inc. *	21	1,040
Axon Enterprise, Inc. * (a)	20	1,153
Curtiss-Wright Corp.	15	1,889
Moog, Inc., Class A	19	1,572
Teledyne Technologies, Inc. *	13	4,025
Triumph Group, Inc. (a)	16	357

		10,036

Air Freight & Logistics — 0.6%
Echo Global Logistics, Inc. *	10	220
Forward Air Corp.	11	682
Hub Group, Inc., Class A *	60	2,792
XPO Logistics, Inc. *	19	1,381

		5,075

Airlines — 0.6%
Allegiant Travel Co.	4	643
JetBlue Airways Corp. *	178	2,975
SkyWest, Inc.	29	1,665

		5,283

Auto Components — 0.8%
Adient plc	28	638
American Axle & Manufacturing Holdings, Inc. * (a)	48	395
Cooper Tire & Rubber Co. (a)	18	470
Dana, Inc.	140	2,023
Delphi Technologies plc (a)	35	465
Garrett Motion, Inc. (Switzerland) *	29	291
Gentex Corp.	92	2,544

		6,826

Automobiles — 0.2%
Thor Industries, Inc. (a)	31	1,775
Winnebago Industries, Inc.	10	391

		2,166

Banks — 7.6%
Ameris Bancorp	11	439
Associated Banc-Corp.	123	2,486
BancorpSouth Bank	36	1,070
Bank OZK (a)	43	1,160
Banner Corp.	49	2,754
Boston Private Financial Holdings, Inc. (a)	26	300
Brookline Bancorp, Inc.	24	358
Cathay General Bancorp (a)	27	922
Columbia Banking System, Inc.	21	773
Commerce Bancshares, Inc. (a)	52	3,140
Cullen/Frost Bankers, Inc. (a)	21	1,877
Customers Bancorp, Inc. *	106	2,203
East West Bancorp, Inc.	100	4,431
First BanCorp (Puerto Rico)	252	2,515
First Commonwealth Financial Corp.	37	489
First Financial Bancorp	16	394
First Horizon National Corp.	111	1,801
First Midwest Bancorp, Inc.	124	2,414
FNB Corp.	111	1,275
Fulton Financial Corp.	69	1,117
Hancock Whitney Corp.	72	2,773
Hanmi Financial Corp.	47	880
International Bancshares Corp.	18	707
LegacyTexas Financial Group, Inc.	12	540
NBT Bancorp, Inc. (a)	11	418
OFG Bancorp (Puerto Rico)	101	2,210
Opus Bank	7	144
Pacific Premier Bancorp, Inc. (a)	77	2,395
PacWest Bancorp	42	1,512
Pinnacle Financial Partners, Inc.	25	1,421
Signature Bank	35	4,161
Sterling Bancorp	75	1,494
Synovus Financial Corp.	57	2,025
TCF Financial Corp.	99	3,759
Texas Capital Bancshares, Inc. *	18	956
Trustmark Corp. (a)	22	734
UMB Financial Corp. (a)	12	794
Umpqua Holdings Corp.	78	1,284
United Community Banks, Inc.	93	2,644
Valley National Bancorp (a)	113	1,223
Veritex Holdings, Inc.	6	156
Webster Financial Corp.	32	1,495
Wintrust Financial Corp.	46	2,968

		68,611

Beverages — 0.2%
Coca-Cola Consolidated, Inc. (a)	7	2,218

Biotechnology — 1.6%
Acorda Therapeutics, Inc. * (a)	47	133
Arrowhead Pharmaceuticals, Inc. *	37	1,046
Eagle Pharmaceuticals, Inc. *	45	2,540
Emergent BioSolutions, Inc. *	6	308
Medicines Co. (The) * (a)	89	4,445
Momenta Pharmaceuticals, Inc. *	160	2,072
Myriad Genetics, Inc. * (a)	23	653
REGENXBIO, Inc. *	30	1,068
Spectrum Pharmaceuticals, Inc. *	129	1,067
United Therapeutics Corp. *	16	1,258

		14,590

Building Products — 0.8%
American Woodmark Corp. *	5	480
Apogee Enterprises, Inc.	10	374
Gibraltar Industries, Inc. *	11	487
Insteel Industries, Inc.	7	142
Lennox International, Inc.	8	2,055
Patrick Industries, Inc. * (a)	9	395
PGT Innovations, Inc. *	15	261
Quanex Building Products Corp.	34	620
Universal Forest Products, Inc.	51	2,020

		6,834

Capital Markets — 2.1%
Blucora, Inc. *	42	911
Donnelley Financial Solutions, Inc. *	9	108
Evercore, Inc., Class A (a)	36	2,883
FactSet Research Systems, Inc.	14	3,280
Federated Investors, Inc., Class B (a)	34	1,112
INTL. FCStone, Inc. *	6	226
Janus Henderson Group plc (United Kingdom) (a)	55	1,242
Legg Mason, Inc.	73	2,788

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Capital Markets — continued
Piper Jaffray Cos.	5	401
SEI Investments Co.	46	2,740
Stifel Financial Corp.	52	2,956

		18,647

Chemicals — 2.4%
AdvanSix, Inc. * (a)	27	692
Ashland Global Holdings, Inc.	22	1,701
Cabot Corp.	42	1,919
Chemours Co. (The)	56	840
FutureFuel Corp.	36	430
Hawkins, Inc.	3	145
HB Fuller Co. (a)	18	847
Ingevity Corp. *	14	1,213
Innophos Holdings, Inc. (a)	7	230
Innospec, Inc.	14	1,257
Koppers Holdings, Inc. *	9	260
Kraton Corp. *	21	681
Minerals Technologies, Inc.	13	676
NewMarket Corp.	2	1,039
PolyOne Corp.	28	927
Rayonier Advanced Materials, Inc.	30	129
RPM International, Inc.	54	3,743
Scotts Miracle-Gro Co. (The)	14	1,456
Stepan Co.	23	2,240
Valvoline, Inc.	68	1,498

		21,923

Commercial Services & Supplies — 1.3%
ABM Industries, Inc.	24	857
Brink’s Co. (The)	17	1,418
Clean Harbors, Inc. *	18	1,421
Herman Miller, Inc.	34	1,565
HNI Corp. (a)	14	492
Interface, Inc.	22	315
MSA Safety, Inc.	10	1,124
Pitney Bowes, Inc. (a)	61	277
RR Donnelley & Sons Co.	64	243
Tetra Tech, Inc.	20	1,716
UniFirst Corp.	6	1,112
Viad Corp.	17	1,171

		11,711

Communications Equipment — 1.1%
ADTRAN, Inc.	78	889
Ciena Corp. *	86	3,370
Digi International, Inc. *	46	629
Extreme Networks, Inc. *	159	1,156
InterDigital, Inc.	11	577
Lumentum Holdings, Inc. * (a)	41	2,212
Viavi Solutions, Inc. *	76	1,060

		9,893

Construction & Engineering — 1.5%
AECOM*	102	3,815
Aegion Corp. *	9	193
Arcosa, Inc.	18	619
Comfort Systems USA, Inc.	34	1,488
EMCOR Group, Inc.	50	4,269
MasTec, Inc. *	24	1,558
MYR Group, Inc. *	30	929
Valmont Industries, Inc.	7	1,025

		13,896

Construction Materials — 0.2%
Eagle Materials, Inc.	7	612
US Concrete, Inc. * (a)	16	857

		1,469

Consumer Finance — 0.5%
Enova International, Inc. *	12	247
FirstCash, Inc.	16	1,440
Navient Corp.	83	1,060
SLM Corp.	148	1,307
World Acceptance Corp. *	2	280

		4,334

Containers & Packaging — 0.6%
AptarGroup, Inc.	6	711
Greif, Inc., Class A	18	686
Owens-Illinois, Inc.	57	584
Silgan Holdings, Inc.	75	2,256
Sonoco Products Co.	20	1,187

		5,424

Distributors — 0.4%
Core-Mark Holding Co., Inc.	53	1,715
Pool Corp.	8	1,674

		3,389

Diversified Consumer Services — 0.4%
American Public Education, Inc. *	28	621
Career Education Corp. *	28	447
Graham Holdings Co., Class B	2	1,128
Strategic Education, Inc.	8	1,046

		3,242

Diversified Telecommunication Services — 0.3%
ATN International, Inc.	4	210
Vonage Holdings Corp. *	217	2,456

		2,666

Electric Utilities — 1.7%
ALLETE, Inc. (a)	40	3,479
Hawaiian Electric Industries, Inc.	65	2,942
IDACORP, Inc.	29	3,275
OGE Energy Corp.	83	3,777
PNM Resources, Inc.	29	1,484

		14,957

Electrical Equipment — 1.4%
Acuity Brands, Inc.	14	1,820
Encore Wire Corp.	45	2,544
EnerSys	16	1,030
Hubbell, Inc.	19	2,494
nVent Electric plc (a)	58	1,269
Regal Beloit Corp.	45	3,282

		12,439

Electronic Equipment, Instruments & Components — 4.9%
Anixter International, Inc. * (a)	10	698
Arrow Electronics, Inc. *	52	3,844
Avnet, Inc.	68	3,009
Bel Fuse, Inc., Class B	25	374
Belden, Inc.	13	705
Benchmark Electronics, Inc. (a)	13	375
Cognex Corp.	34	1,666
Coherent, Inc. * (a)	8	1,198
ePlus, Inc. *	15	1,103
Fabrinet (Thailand) * (a)	43	2,254

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Electronic Equipment, Instruments & Components — continued
Insight Enterprises, Inc. *	24	1,309
Itron, Inc. *	23	1,716
Jabil, Inc.	91	3,255
KEMET Corp. (a)	25	445
Littelfuse, Inc.	7	1,278
Methode Electronics, Inc.	56	1,879
National Instruments Corp.	41	1,705
OSI Systems, Inc. *	6	599
Sanmina Corp. *	58	1,872
ScanSource, Inc. * (a)	31	944
SYNNEX Corp.	14	1,615
Tech Data Corp. *	35	3,648
Trimble, Inc. *	68	2,653
TTM Technologies, Inc. *	29	359
Vishay Intertechnology, Inc.	92	1,554
Zebra Technologies Corp., Class A *	19	3,962

		44,019

Energy Equipment & Services — 0.7%
Apergy Corp. *	28	752
Archrock, Inc.	47	465
C&J Energy Services, Inc. *	23	242
Era Group, Inc. *	30	314
Exterran Corp. *	10	130
Helix Energy Solutions Group, Inc. *	29	236
KLX Energy Services Holdings, Inc. *	7	60
Matrix Service Co. *	21	360
Newpark Resources, Inc. * (a)	31	236
Oceaneering International, Inc. *	37	496
Oil States International, Inc. *	22	292
Patterson-UTI Energy, Inc. (a)	76	648
ProPetro Holding Corp. * (a)	90	816
TETRA Technologies, Inc. *	46	92
Transocean Ltd. * (a)	176	787

		5,926

Entertainment — 0.7%
Cinemark Holdings, Inc.	37	1,437
Live Nation Entertainment, Inc. *	61	4,045
World Wrestling Entertainment, Inc., Class A (a)	14	996

		6,478

Equity Real Estate Investment Trusts (REITs) — 9.1%
Agree Realty Corp. (a)	18	1,346
Alexander & Baldwin, Inc.	26	627
American Assets Trust, Inc.	51	2,398
American Campus Communities, Inc.	70	3,388
Armada Hoffler Properties, Inc.	172	3,113
Brixmor Property Group, Inc.	180	3,644
Camden Property Trust	47	5,246
CareTrust REIT, Inc.	52	1,211
Chatham Lodging Trust (a)	14	258
CoreCivic, Inc.	116	1,999
CoreSite Realty Corp.	16	1,962
Corporate Office Properties Trust	91	2,723
Cousins Properties, Inc.	98	3,679
CyrusOne, Inc.	40	3,156
DiamondRock Hospitality Co.	200	2,048
Douglas Emmett, Inc.	110	4,724
EastGroup Properties, Inc.	7	850
EPR Properties	27	2,069
First Industrial Realty Trust, Inc.	44	1,733
GEO Group, Inc. (The)	107	1,848
Getty Realty Corp.	87	2,798
Hersha Hospitality Trust	13	193
Highwoods Properties, Inc.	64	2,890
Independence Realty Trust, Inc.	33	465
Innovative Industrial Properties, Inc. (a)	4	369
JBG SMITH Properties	33	1,294
Kilroy Realty Corp. (a)	31	2,403
Kite Realty Group Trust	43	688
Liberty Property Trust	86	4,429
Mack-Cali Realty Corp.	31	665
Medical Properties Trust, Inc.	130	2,533
National Storage Affiliates Trust	36	1,215
Omega Healthcare Investors, Inc.	71	2,984
Park Hotels & Resorts, Inc. (a)	13	323
Pebblebrook Hotel Trust (a)	19	528
PotlatchDeltic Corp.	44	1,798
PS Business Parks, Inc.	7	1,292
Rayonier, Inc.	46	1,292
Sabra Health Care REIT, Inc.	44	1,021
Saul Centers, Inc.	4	217
Summit Hotel Properties, Inc.	36	421
Taubman Centers, Inc.	22	914
Uniti Group, Inc. (a)	18	141
Urban Edge Properties	58	1,154
Urstadt Biddle Properties, Inc., Class A	11	258
Weingarten Realty Investors	15	442
Xenia Hotels & Resorts, Inc. (a)	40	838

		81,587

Food & Staples Retailing — 0.3%
Casey’s General Stores, Inc.	12	2,008
SpartanNash Co.	56	666
Sprouts Farmers Market, Inc. *	7	133
United Natural Foods, Inc. *	18	205

		3,012

Food Products — 1.6%
Darling Ingredients, Inc. *	54	1,025
Flowers Foods, Inc. (a)	87	2,001
Ingredion, Inc.	25	2,016
John B Sanfilippo & Son, Inc.	3	261
Post Holdings, Inc. *	38	4,054
Sanderson Farms, Inc.	11	1,683
Seneca Foods Corp., Class A *	10	317
TreeHouse Foods, Inc. * (a)	48	2,667

		14,024

Gas Utilities — 1.5%
National Fuel Gas Co. (a)	36	1,672
New Jersey Resources Corp.	31	1,412
Southwest Gas Holdings, Inc.	28	2,572
Spire, Inc.	19	1,640
UGI Corp.	123	6,207

		13,503

Health Care — 0.2%
Healthcare Realty Trust, Inc., REIT (a)	45	1,521

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Health Care Equipment & Supplies — 3.4%
CONMED Corp.	9	817
Cutera, Inc. *	29	859
Globus Medical, Inc., Class A * (a)	26	1,334
Haemonetics Corp. *	20	2,573
Hill-Rom Holdings, Inc.	32	3,336
ICU Medical, Inc. *	5	862
Integer Holdings Corp. *	29	2,222
Integra LifeSciences Holdings Corp. *	24	1,442
Lantheus Holdings, Inc. *	53	1,326
LivaNova plc *	15	1,107
Masimo Corp. *	26	3,913
NuVasive, Inc. *	16	1,039
OraSure Technologies, Inc. *	19	141
Orthofix Medical, Inc. *	17	880
STERIS plc	30	4,277
Varex Imaging Corp. *	13	371
West Pharmaceutical Services, Inc.	32	4,496

		30,995

Health Care Providers & Services — 3.3%
Acadia Healthcare Co., Inc. * (a)	16	488
Amedisys, Inc. *	10	1,336
AMN Healthcare Services, Inc. *	16	947
BioTelemetry, Inc. * (a)	24	994
Chemed Corp.	10	4,134
Cross Country Healthcare, Inc. *	86	890
Diplomat Pharmacy, Inc. *	19	91
Encompass Health Corp.	23	1,430
Ensign Group, Inc. (The)	56	2,647
HealthEquity, Inc. *	15	863
LHC Group, Inc. *	18	1,987
Magellan Health, Inc. *	51	3,184
MEDNAX, Inc. *	71	1,601
Molina Healthcare, Inc. *	44	4,860
Owens & Minor, Inc.	181	1,052
Patterson Cos., Inc. (a)	69	1,233
Select Medical Holdings Corp. *	70	1,153
Tenet Healthcare Corp. * (a)	44	982

		29,872

Health Care Technology — 0.5%
Allscripts Healthcare Solutions, Inc. *	66	725
HealthStream, Inc. *	10	264
HMS Holdings Corp. *	56	1,920
NextGen Healthcare, Inc. *	17	271
Omnicell, Inc. *	14	1,026

		4,206

Hotels — 0.2%
Service Properties Trust, REIT (a)	59	1,528

Hotels, Restaurants & Leisure — 2.3%
BJ’s Restaurants, Inc.	8	319
Bloomin’ Brands, Inc. (a)	34	638
Boyd Gaming Corp.	30	716
Brinker International, Inc. (a)	13	553
Cheesecake Factory, Inc. (The) (a)	17	692
Cracker Barrel Old Country Store, Inc. (a)	6	899
Dine Brands Global, Inc.	6	455
Domino’s Pizza, Inc.	15	3,620
Dunkin’ Brands Group, Inc.	29	2,262
Eldorado Resorts, Inc. * (a)	23	917
Marriott Vacations Worldwide Corp.	19	1,989
Penn National Gaming, Inc. *	29	542
Red Robin Gourmet Burgers, Inc. * (a)	5	153
Ruth’s Hospitality Group, Inc.	8	159
Texas Roadhouse, Inc.	23	1,195
Wendy’s Co. (The)	65	1,303
Wyndham Destinations, Inc.	85	3,907

		20,319

Household Durables — 2.3%
Helen of Troy Ltd. *	12	1,905
Installed Building Products, Inc. *	8	436
KB Home	121	4,107
La-Z-Boy, Inc.	16	524
M/I Homes, Inc. *	9	346
MDC Holdings, Inc.	18	763
Meritage Homes Corp. *	55	3,897
Tempur Sealy International, Inc. * (a)	16	1,266
Toll Brothers, Inc.	106	4,339
TopBuild Corp. *	13	1,244
TRI Pointe Group, Inc. *	52	776
Tupperware Brands Corp.	52	823
William Lyon Homes, Class A *	10	194

		20,620

Household Products — 0.0% (b)
Central Garden & Pet Co., Class A *	16	433

Industrial Conglomerates — 0.6%
Carlisle Cos., Inc.	38	5,564

Insurance — 4.9%
Alleghany Corp. *	6	4,996
American Equity Investment Life Holding Co.	30	731
American Financial Group, Inc.	47	5,109
Brighthouse Financial, Inc. *	19	781
Brown & Brown, Inc.	83	3,006
CNO Financial Group, Inc.	31	497
First American Financial Corp.	69	4,048
Hanover Insurance Group, Inc. (The)	34	4,585
HCI Group, Inc. (a)	2	92
Kemper Corp.	21	1,668
Mercury General Corp.	10	570
Old Republic International Corp. (a)	189	4,443
Primerica, Inc.	15	1,896
Reinsurance Group of America, Inc.	22	3,533
RenaissanceRe Holdings Ltd. (Bermuda)	14	2,786
Safety Insurance Group, Inc.	5	456
Selective Insurance Group, Inc.	18	1,359
Stewart Information Services Corp.	8	322
Third Point Reinsurance Ltd. (Bermuda) *	40	397
WR Berkley Corp.	45	3,219

		44,494

Interactive Media & Services — 0.2%
QuinStreet, Inc. *	45	572
Yelp, Inc. *	26	907

		1,479

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Internet & Direct Marketing Retail — 0.0% (b)
Stamps.com, Inc. * (a)	5	372

IT Services — 3.8%
CACI International, Inc., Class A *	19	4,374
Cardtronics plc, Class A * (a)	15	462
CoreLogic, Inc. *	29	1,333
EVERTEC, Inc. (Puerto Rico)	76	2,367
ExlService Holdings, Inc. *	12	794
KBR, Inc.	157	3,863
ManTech International Corp., Class A	11	771
MAXIMUS, Inc.	22	1,707
NIC, Inc. (a)	24	487
Perficient, Inc. *	54	2,068
Perspecta, Inc.	199	5,195
Sabre Corp.	178	3,975
Science Applications International Corp.	17	1,510
Sykes Enterprises, Inc. *	69	2,104
Virtusa Corp. *	9	331
WEX, Inc. *	14	2,890

		34,231

Leisure Products — 0.4%
Brunswick Corp.	31	1,590
Callaway Golf Co.	30	582
Polaris, Inc. (a)	19	1,714

		3,886

Life Sciences Tools & Services — 1.5%
Bio-Rad Laboratories, Inc., Class A *	7	2,396
Bio-Techne Corp.	13	2,583
Charles River Laboratories International, Inc. *	19	2,449
Medpace Holdings, Inc. *	19	1,597
PRA Health Sciences, Inc. *	20	2,014
Syneos Health, Inc. *	39	2,048

		13,087

Machinery — 4.3%
Actuant Corp., Class A	20	432
AGCO Corp.	56	4,256
Albany International Corp., Class A	10	874
Barnes Group, Inc.	17	866
Chart Industries, Inc. *	11	692
Crane Co.	52	4,170
Federal Signal Corp.	20	649
Greenbrier Cos., Inc. (The)	48	1,452
Harsco Corp. * (a)	29	546
Hillenbrand, Inc.	36	1,109
ITT, Inc.	69	4,192
John Bean Technologies Corp. (a)	12	1,153
Kennametal, Inc.	25	778
Mueller Industries, Inc.	21	594
Oshkosh Corp.	51	3,896
SPX Corp. *	12	496
SPX FLOW, Inc. *	15	584
Standex International Corp.	4	321
Terex Corp.	61	1,594
Timken Co. (The)	72	3,135
Toro Co. (The)	27	1,972
Wabash National Corp. (a)	132	1,912
Watts Water Technologies, Inc., Class A	9	881
Woodward, Inc.	20	2,157

		38,711

Marine — 0.1%
Matson, Inc.	16	585

Media — 0.9%
AMC Networks, Inc., Class A *	28	1,386
EW Scripps Co. (The), Class A (a)	20	268
Gannett Co., Inc. (a)	115	1,232
Meredith Corp.	52	1,916
New Media Investment Group, Inc. (a)	27	238
New York Times Co. (The), Class A (a)	16	441
TEGNA, Inc.	194	3,008

		8,489

Metals & Mining — 1.5%
AK Steel Holding Corp. * (a)	110	249
Allegheny Technologies, Inc. * (a)	44	893
Carpenter Technology Corp.	6	326
Commercial Metals Co.	63	1,099
Kaiser Aluminum Corp.	6	600
Materion Corp.	7	411
Reliance Steel & Aluminum Co.	48	4,792
Royal Gold, Inc.	5	567
Steel Dynamics, Inc.	109	3,244
SunCoke Energy, Inc. *	23	128
Worthington Industries, Inc.	40	1,425

		13,734

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
ARMOUR Residential REIT, Inc.	22	368
Invesco Mortgage Capital, Inc.	44	669
PennyMac Mortgage Investment Trust	28	614

		1,651

Multiline Retail — 0.1%
Big Lots, Inc. (a)	19	466
Dillard’s, Inc., Class A (a)	7	450

		916

Multi-Utilities — 0.6%
Avista Corp.	7	354
Black Hills Corp.	22	1,665
MDU Resources Group, Inc.	67	1,875
NorthWestern Corp.	15	1,106

		5,000

Oil, Gas & Consumable Fuels — 2.1%
Carrizo Oil & Gas, Inc. *	29	249
Chesapeake Energy Corp. * (a)	359	507
CNX Resources Corp. *	70	506
CONSOL Energy, Inc. *	25	394
Denbury Resources, Inc. * (a)	343	408
EQT Corp.	87	920
Equitrans Midstream Corp. (a)	72	1,049
Gulfport Energy Corp. *	51	138
Matador Resources Co. *	18	298
Murphy Oil Corp.	65	1,435
Oasis Petroleum, Inc. * (a)	95	328
Par Pacific Holdings, Inc. * (a)	99	2,265
PBF Energy, Inc., Class A	91	2,463
PDC Energy, Inc. *	22	597

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Oil, Gas & Consumable Fuels — continued
QEP Resources, Inc.	77	284
Range Resources Corp. (a)	71	270
Renewable Energy Group, Inc. * (a)	49	741
REX American Resources Corp. *	2	168
Southwestern Energy Co. * (a)	171	330
SRC Energy, Inc. *	88	408
Unit Corp. *	19	64
Whiting Petroleum Corp. * (a)	33	261
World Fuel Services Corp.	78	3,118
WPX Energy, Inc. *	178	1,880

		19,081

Paper & Forest Products — 1.0%
Boise Cascade Co.	63	2,043
Domtar Corp. (a)	58	2,080
Louisiana-Pacific Corp.	77	1,900
Mercer International, Inc. (Germany)	17	213
PH Glatfelter Co.	16	243
Schweitzer-Mauduit International, Inc.	59	2,218

		8,697

Personal Products — 0.3%
Avon Products, Inc. (United Kingdom) *	158	694
Edgewell Personal Care Co. *	20	640
Medifast, Inc.	5	470
Nu Skin Enterprises, Inc., Class A	18	744

		2,548

Pharmaceuticals — 0.7%
Akorn, Inc. * (a)	382	1,451
Assertio Therapeutics, Inc. * (a)	150	192
Catalent, Inc. *	73	3,465
Lannett Co., Inc. * (a)	125	1,404

		6,512

Professional Services — 1.8%
ASGN, Inc. *	17	1,056
Forrester Research, Inc.	3	109
FTI Consulting, Inc. *	15	1,608
Heidrick & Struggles International, Inc.	43	1,171
Insperity, Inc.	14	1,371
Kelly Services, Inc., Class A	87	2,097
Korn Ferry	50	1,936
ManpowerGroup, Inc.	46	3,849
Navigant Consulting, Inc.	16	447
Resources Connection, Inc.	40	677
TrueBlue, Inc. *	75	1,592

		15,913

Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.	18	2,557

Road & Rail — 1.0%
ArcBest Corp.	52	1,581
Avis Budget Group, Inc. *	24	690
Landstar System, Inc.	27	3,058
Old Dominion Freight Line, Inc.	22	3,688

		9,017

Semiconductors & Semiconductor Equipment — 3.6%
Advanced Energy Industries, Inc. * (a)	14	832
Axcelis Technologies, Inc. *	99	1,692
Cabot Microelectronics Corp.	8	1,080
Cirrus Logic, Inc. *	21	1,111
Cohu, Inc.	56	759
Cree, Inc. *	23	1,122
Cypress Semiconductor Corp.	127	2,974
First Solar, Inc. *	42	2,419
Kulicke & Soffa Industries, Inc. (Singapore)	79	1,860
MKS Instruments, Inc.	26	2,434
Nanometrics, Inc. * (a)	9	284
Photronics, Inc. *	20	219
Rambus, Inc. *	115	1,511
Rudolph Technologies, Inc. *	65	1,706
Semtech Corp. * (a)	23	1,137
SMART Global Holdings, Inc. *	45	1,149
SolarEdge Technologies, Inc. * (a)	15	1,247
Synaptics, Inc. * (a)	12	467
Teradyne, Inc.	71	4,129
Ultra Clean Holdings, Inc. *	27	401
Universal Display Corp.	19	3,207
Veeco Instruments, Inc. * (a)	2	27
Versum Materials, Inc.	13	688

		32,455

Software — 2.9%
8x8, Inc. * (a)	36	748
ACI Worldwide, Inc. *	43	1,334
Bottomline Technologies DE, Inc. *	12	468
CDK Global, Inc.	65	3,116
CommVault Systems, Inc. *	17	773
Fair Isaac Corp. *	18	5,450
j2 Global, Inc. (a)	17	1,499
LogMeIn, Inc. (a)	16	1,114
Manhattan Associates, Inc. *	33	2,662
Monotype Imaging Holdings, Inc.	33	656
Progress Software Corp.	16	624
PTC, Inc. *	14	935
Qualys, Inc. *	11	839
SPS Commerce, Inc. *	13	621
TiVo Corp.	66	501
Tyler Technologies, Inc. *	17	4,410

		25,750

Specialty Retail — 3.0%
Aaron’s, Inc.	23	1,487
Abercrombie & Fitch Co., Class A (a)	24	374
American Eagle Outfitters, Inc.	97	1,569
AutoNation, Inc. *	22	1,115
Boot Barn Holdings, Inc. *	10	346
Cato Corp. (The), Class A	40	697
Children’s Place, Inc. (The) (a)	6	472
Designer Brands, Inc., Class A	29	491
Dick’s Sporting Goods, Inc. (a)	29	1,176
Express, Inc. *	24	83
Five Below, Inc. * (a)	20	2,484
GameStop Corp., Class A (a)	42	231
Genesco, Inc. *	4	172
Group 1 Automotive, Inc.	7	669
Haverty Furniture Cos., Inc.	6	114
Hibbett Sports, Inc. * (a)	77	1,752
Lithia Motors, Inc., Class A	24	3,204
MarineMax, Inc. *	9	132

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Specialty Retail — continued
Michaels Cos., Inc. (The) * (a)	36	348
Murphy USA, Inc. *	11	921
Office Depot, Inc.	500	878
Rent-A-Center, Inc.	87	2,233
RH * (a)	7	1,179
Sally Beauty Holdings, Inc. * (a)	45	670
Signet Jewelers Ltd.	22	365
Tailored Brands, Inc. (a)	16	69
Urban Outfitters, Inc. *	51	1,441
Williams-Sonoma, Inc. (a)	26	1,774
Zumiez, Inc. *	29	919

		27,365

Storage — 0.2%
Life Storage, Inc., REIT	17	1,813

Technology Hardware, Storage & Peripherals — 0.2%
Diebold Nixdorf, Inc. *	30	336
NCR Corp. *	48	1,524

		1,860

Textiles, Apparel & Luxury Goods — 1.0%
Carter’s, Inc.	16	1,468
Crocs, Inc. *	26	719
Deckers Outdoor Corp. *	21	3,109
Fossil Group, Inc. *	19	234
G-III Apparel Group Ltd. *	15	381
Kontoor Brands, Inc.	15	527
Movado Group, Inc. (a)	6	139
Skechers U.S.A., Inc., Class A *	46	1,731
Steven Madden Ltd.	28	1,008

		9,316

Thrifts & Mortgage Finance — 0.7%
Dime Community Bancshares, Inc. (a)	25	533
LendingTree, Inc. * (a)	2	714
Meta Financial Group, Inc.	11	369
New York Community Bancorp, Inc.	91	1,137
NMI Holdings, Inc., Class A *	23	601
TrustCo Bank Corp.	144	1,176
Walker & Dunlop, Inc.	25	1,398

		5,928

Tobacco — 0.0% (b)
Universal Corp.	7	400

Trading Companies & Distributors — 0.9%
Applied Industrial Technologies, Inc.	14	767
DXP Enterprises, Inc. *	4	153
GMS, Inc. *	12	345
Kaman Corp.	34	2,039
MSC Industrial Direct Co., Inc., Class A	16	1,146
NOW, Inc. *	112	1,286
Veritiv Corp. *	23	423
Watsco, Inc.	11	1,928

		8,087

Water Utilities — 0.1%
American States Water Co. (a)	12	1,118
Aqua America, Inc. (a)	4	171

		1,289

Wireless Telecommunication Services — 0.2%
Spok Holdings, Inc.	30	354
Telephone & Data Systems, Inc.	72	1,850

		2,204

TOTAL COMMON STOCKS (Cost $689,279)		876,663

	No. of Rights (000)
RIGHTS — 0.0% (b)
Chemicals — 0.0% (b)
Schulman, Inc., CVR * ‡ (Cost $ —)	28	—	(c)

	Shares (000)
SHORT-TERM INVESTMENTS — 1.5%
INVESTMENT COMPANIES — 1.5%
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (d) (e) (Cost $13,716)	13,712	13,716

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 5.7%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.22% (d) (e)	37,007	37,007
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (d) (e)	14,371	14,371

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $51,379)		51,378

Total Investments — 104.7% (Cost $754,374)		941,757
Liabilities in Excess of Other Assets — (4.7)%		(41,876)

Net Assets — 100.0%		899,881

Percentages indicated are based on net assets.

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Abbreviations

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 is approximately $50,259,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of September 30, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	67	12/2019	USD	5,106	(87)
S&P Midcap 400 E-Mini Index	79	12/2019	USD	15,312	(46)

					(133)

Abbreviations

USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$941,757	$—	$—	(b)	$941,757

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(133)	$—	$—		$(133)

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of rights.
(b)	Amount rounds to less than one thousand.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (a) (b)	$9,338	$90,824	$86,443	$(2)	$(1)	$13,716	13,712	$99	$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.22% (a) (b)	58,018	15,999	37,000	(1)	(9)	37,007	37,007	300	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	14,456	62,325	62,410	—	—	14,371	14,371	69	—

Total	$81,812	$169,148	$185,853	$(3)	$(10)	$65,094		$468	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.